BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

2.	BASIS OF PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS

The accompanying consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”) and pursuant to the interpretations issued by Interpretation Committee of the IASB (“IFRIC”). Note 3 includes a detailed description of the most significant accounting policies used consistently to prepare these consolidated financial statements.

The consolidated financial statements were approved by the board of directors on April 28, 2026.

Changes in perimeter

The perimeter of Codere Online, as of December 31, 2025, consists of 9 operating and supporting entities (Spain, United States, Mexico, Colombia, Panama, Israel and Argentina) and 2 holding companies (Spain and Luxembourg) as described in Note 1 of these Consolidated Financial Statements.

Codere Online Operator Ltd., which was previously included in the consolidation perimeter, was liquidated on August 28, 2024, and have therefore been excluded from the consolidation perimeter. The liquidation was finalized on May 25, 2025.